As filed with the Securities and Exchange Commission on March 12, 2015
                                                                                                              File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 436	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 438	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 10, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 436 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 10, 2015, the effectiveness of the registration statement for the iShares MSCI Vietnam Investable Market Index Fund (the “Fund”), filed in Post-Effective Amendment No. 173 on December 5, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
216	February 17, 2012	March 16, 2012
222	March 15, 2012	March 30, 2012
225	March 29, 2012	April 6, 2012
229	April 5, 2012	May 4, 2012
235	May 3, 2012	June 1, 2012
238	May 31, 2012	June 29, 2012
240	June 28, 2012	July 27, 2012
242	July 26, 2012	August 24, 2012
250	August 23, 2012	September 21, 2012
254	September 20, 2012	October 19, 2012
256	October 18, 2012	November 16, 2012
262	November 15, 2012	December 14, 2012
266	December 13, 2012	December 28, 2012
271	December 27, 2012	January 25, 2013
278	January 24, 2013	February 22, 2013
282	February 21, 2013	March 22, 2013
288	March 21, 2013	April 19, 2013
295	April 18, 2013	May 17, 2013
301	May 16, 2013	June 14, 2013
310	June 13, 2013	July 12, 2013
317	July 11, 2013	August 9, 2013
323	August 8, 2013	September 6, 2013
329	September 5, 2013	October 4, 2013
334	October 3, 2013	November 1, 2013
339	October 31, 2013	November 29, 2013
343	November 27, 2013	December 27, 2013
348	December 26, 2013	January 24, 2014
353	January 23, 2014	February 21, 2014
357	February 20, 2014	March 21, 2014
362	March 20, 2014	April 18, 2014
367	April 17, 2014	May 16, 2014
371	May 15, 2014	June 13, 2014
376	June 12, 2014	July 11, 2014
383	July 10, 2014	August 1, 2014
388	July 31, 2014	August 29, 2014
394	August 28, 2014	September 26, 2014
399	September 25, 2014	October 24, 2014
406	October 23, 2014	November 21, 2014
413	November 20, 2014	December 19, 2014
417	December 18, 2014	January 16, 2015
423	January 15, 2015	February 13, 2015
431	February 12, 2015	March 13, 2015

This Post-Effective Amendment No. 436 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 173.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 436 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of March, 2015.

iSHARES, INC.

By:
Manish Mehta*
President

Date: March 12, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 436 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Mark Wiedman*
Trustee

Date: March 12, 2015

John E. Martinez*
Trustee

Date: March 12, 2015

Cecilia H. Herbert*
Trustee

Date: March 12, 2015

Charles A. Hurty*
Trustee

Date: March 12, 2015

John E. Kerrigan*
Trustee

Date: March 12, 2015

Robert H. Silver*
Trustee

Date: March 12, 2015

Robert S. Kapito*
Trustee

Date: March 12, 2015

Madhav V. Rajan*
Trustee

Date: March 12, 2015

Jane D. Carlin
Trustee

Date: March 12, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: March 12, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: March 12, 2015

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.